Long-term royalty payable - Continuity Schedule of Long-term Royalty Payable (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 11, 2016
Long-Term Debt [Roll Forward]
Issuance of debentures		$ (11,467,000)	$ 0	$ 0
Current portion		(2,390,000)	(1,500,000)
Long-term portion		16,641,000	20,062,000
Royalty agreement
Long-Term Debt [Roll Forward]
Balance, beginning of year	$ 21,562,000	21,562,000	0
Issuance of debentures		0	17,500,000
Accretion expense		3,168,000	4,062,000
Repayment		(10,935,000)	0
Additional finance charge from prepayment		5,236,000	0
Balance, end of year		19,031,000	21,562,000	$ 0
Current portion		(2,390,000)	(1,500,000)
Long-term portion		$ 16,641,000	$ 20,062,000
Cartesian Capital Group
Debt Instrument [Line Items]
Annual royalties, percent of annual revenue (equal to or greater of)	15.00%
Cumulative royalties threshold for royalty payment	$ 15,000
Cartesian Capital Group | Loans payable | Tranche I Financing
Debt Instrument [Line Items]
Finance agreement amount					$ 17,500,000
Effective rate on debt					23.00%